ADVANCES FROM THE FEDERAL HOME LOAN BANK (Detail Textuals) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Advances From Federal Home Loan Bank [Abstract]
Advances from the Federal Home Loan Bank collateralized by residential mortgage loans	$ 30.4	$ 39.2